CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2013 Related Party KRW	Dec. 31, 2012 Related Party KRW
Accounts receivable, related party				1,710,000,000	2,575,000,000
Other current assets	2,524,000	2,663,000,000	4,097,000,000	63,000,000	84,000,000
Capitalized software development cost	11,885,000	12,543,000,000	17,387,000,000	0	544,000,000
Accounts payable, related party				279,000,000	637,000,000
Deferred revenue	5,480,000	5,782,000,000	3,006,000,000	479,000,000	559,000,000
Long-term deferred revenue	$ 6,515,000	6,875,000,000	9,172,000,000	4,998,000,000	5,503,000,000
Preferred shares, par value (in Korean Won per share)		500	500
Preferred shares, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Common shares, par value (in Korean Won per share)		500	500
Common shares, shares authorized (in shares)	38,000,000	38,000,000	38,000,000
Common shares, shares issued (in shares)	6,948,900	6,948,900	6,948,900
Common shares, shares outstanding (in shares)	6,948,900	6,948,900	6,948,900